TRADE ACCOUNTS PAYABLE (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of trade and accounts payable

	09.30.21	12.31.20
Trade accounts payable
Domestic market
Third parties	9,216,162	7,611,170
Foreign market
Third parties	1,979,481	1,487,206
	11,195,643	9,098,376

(-) Adjustment to present value	(106,447)	(88,389)
	11,089,196	9,009,987

Current	11,077,197	8,996,206
Non-current	11,999	13,781